Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in profit and loss for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	December 31, 2022	December 31, 2021	December 31, 2020
Loss before taxes	(379,770)	(234,698)	(206,317)
Statutory income tax rates	23.0%	23.0%	24.0%
Expected income tax recovery	(87,347)	(53,981)	(49,516)
Non-deductible share-based compensation	2,508	2,308	1,970
Non-deductible finance expense	—	2	2,130
Revaluation of the fair value of warrant liabilities	(2,461)	17,902	—
Non-controlling interest	8,167	—	—
Non-deductible portion of capital losses	7,458	5,118	—
Other non-deductible expenses	5,409	610	348
Goodwill impairment	35,919	—	—
Change in tax rates	—	—	1,528
Deferred tax benefits not recognized	23,005	20,127	43,540
Income tax (recovery) expense	(7,342)	(7,914)	—

Summary of Deferred Tax Assets (Liabilities)

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets (liabilities):
Inventory	23,329	20,472
Biological assets	(9,451)	(9,509)
Net investment in subleases	(5,363)	(6,119)
Intangible assets	(16,632)	—
Lease liabilities	(5,488)	(8,361)
Marketable securities	14,981	7,442
Equity-accounted investee	(1,376)	(3,925)
Net deferred tax asset (liability)	—	—

Summary of Unrecognized Deductible Temporary Differences

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2022	December 31, 2021
Unrecognized deductible temporary differences:
Property, plant and equipment	7,413	81,583
Intangible assets	183	(45,256)
Share issue costs	28,926	23,835
Investments	18,239	3,300
Lease liabilities	193,691	69,865
Financial obligations and other	2,300	4,100
Non-capital losses & scientific research and experimental development	490,326	220,596
Unrecognized deductible temporary differences	741,078	358,023

Summary of Movement in Deferred Income Tax Liability

The movement in deferred income tax liability is as follows:

	December 31, 2022	December 31, 2021
Balance, beginning of year	—	—
Recognized in profit and loss	(7,342)	(7,914)
Recognized in other comprehensive income	7,342	7,914
Balance, end of year	—	—